Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of earnings per share

	For the six month period ended

	June 30, 2024	June 30, 2023

Result for the period (in USD)	679,620,307	336,866,321
Weighted average number of ordinary shares	197,886,375	201,828,035
Basic earnings per share (in USD)	3.43	1.67

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2024	220,024,713	17,790,716	202,233,997	202,233,997
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	8,017,162	(8,017,162)	(4,347,622)
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2024	220,024,713	25,807,878	194,216,835	197,886,375

The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2024	June 30, 2023
Weighted average of ordinary shares outstanding (basic)	197,886,375	201,828,035
Effect of share-based payment arrangements	—	50,015
Weighted average number of ordinary shares (diluted)	197,886,375	201,878,050